CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Cash flows from operating activities
Net income	$ 132,688	$ 101,539	$ 77,562
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	26,219	16,407	12,190
Amortization of intangible assets	52	529	79
Amortization of land use rights	87	83	81
Loss on disposal of property and equipment	543	431	214
Impairment of goodwill			76
(Gain) Loss on deconsolidation/ disposal of subsidiaries	(408)	1,537
Share-based compensation expense	24,125	15,045	16,183
Allowance for doubtful accounts	52	55	27
Write off of the amount due from related parties		406
Deferred income taxes	(3,255)	(1,154)	(1,871)
Changes in operating assets and liabilities
Accounts receivables	(2,164)	314	(410)
Prepaid expenses and other current assets	(23,672)	(10,012)	(7,953)
Inventory	(1,753)	91	(1,982)
Long term deposit	(4,861)	(3,859)	(1,645)
Long term prepaid rent	633	(816)	(521)
Accounts payable	(740)	(2,068)	1,746
Accrued expenses and other current liabilities	28,395	19,749	13,857
Income taxes payable	2,854	929	2,023
Deferred revenue	71,794	76,627	32,322
Amounts due to a related party	164	(14)	(88)
Prepaid rent and deposit to a related party	(1,449)
Net cash provided by (used in) operating activities	249,304	215,819	141,890
Cash flows from investing activities
Restricted cash paid for establishing new school subsidiaries	(158)	(2,687)	(43)
Bank deposits maturing over three months	104,802	(7,092)	(78,108)
Investments in held-to-maturity investments	(656,622)	(139,903)
Settlement of held-to-maturity investments	481,477
Purchase of property and equipment	(71,690)	(49,138)	(19,558)
Proceeds from disposal of property and equipment	3,210	1,714	333
Purchase of intangible assets		(415)
Long term investment in Dajie.com Ltd. (Note 13)	(2,000)
Payment for other assets	(1,000)
Proceeds received from disposal of Mingshitang (Note 4)		150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd. (Note 4)		1,127
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	945	6,432	12,446
Cash paid for shares repurchased			(29,996)
Net cash provided by (used in) financing activities	945	6,432	(17,550)
Effects of exchange rate changes	4,453	12,057	(83)
Net change in cash and cash equivalents	111,001	36,156	26,332
Beginning balance	317,260	281,104	254,772
Cash and cash equivalents at end of year	428,261	317,260	281,104
Supplement disclosure of cash flow information
Income taxes paid	11,178	7,977	5,823
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,069	7,475	3,374
Payable for acquisition of Tongwen		193	183
Payable for acquisition of Newave		4,243
Dividend payable	50,000
Tongwen [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired	(193)	(188)	(549)
Newave [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired		(1,720)
Refund of purchase consideration for Newave net of cash disposed of US$448 (Note 3)	1,752
China Management Software Institute [Member]
Cash flows from investing activities
Prepayment for acquisition of China Management Software Institute (Note 12)	$ (3,279)